UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Australia — 7.8%
AGL Energy, Ltd.	26,890	$372,464
Amcor, Ltd.	14,610	170,336
APA Group	28,846	191,058
ARB Corp., Ltd.	2,741	33,450
Ardent Leisure Group	12,742	20,920
Aristocrat Leisure, Ltd.	7,887	59,623
Asciano, Ltd.	9,242	61,958
Boral, Ltd.	5,759	28,030
Brambles, Ltd.	20,697	195,487
Caltex Australia, Ltd.	4,560	111,917
Cleanaway Waste Management, Ltd.	36,318	21,688
Cochlear, Ltd.	811	66,337
Commonwealth Bank of Australia	4,048	225,988
Computershare, Ltd.	15,937	121,996
CSL, Ltd.	4,405	351,027
Domino’s Pizza Enterprises, Ltd.	1,212	56,766
DuluxGroup, Ltd.	5,657	27,398
GPT Group (The)	11,738	44,704
GUD Holdings, Ltd.	6,188	39,959
GWA Group, Ltd.	11,241	19,640
Incitec Pivot, Ltd.	11,120	27,023
IRESS, Ltd.	4,049	35,656
iSentia Group, Ltd.	19,466	53,490
James Hardie Industries PLC CDI	4,004	56,008
JB Hi-Fi, Ltd.	3,121	51,922
Macquarie Atlas Roads Group	10,339	38,106
McMillan Shakespeare, Ltd.	3,315	30,809
Mirvac Group	18,336	25,942
National Australia Bank, Ltd.	4,515	92,630
Navitas, Ltd.	9,965	38,600
Newcrest Mining, Ltd.(1)	3,087	45,013
Orica, Ltd.	4,147	47,917
Origin Energy, Ltd.	20,678	84,976
Orora, Ltd.	57,701	115,014
Premier Investments, Ltd.	3,446	41,413
Ramsay Health Care, Ltd.	1,527	75,092
Recall Holdings, Ltd.	7,050	44,044
Rio Tinto, Ltd.	2,553	99,614
Scentre Group	4,083	14,493
SMS Management & Technology, Ltd.	8,747	12,531
Sonic Healthcare, Ltd.	6,134	90,013
Southern Cross Media Group, Ltd.	25,786	21,061
Star Entertainment Group, Ltd. (The)	9,459	40,390
Suncorp Group, Ltd.	2,484	23,494

Security	Shares	Value

Australia (continued)
Super Retail Group, Ltd.	4,935	$31,567
Tabcorp Holdings, Ltd.	17,246	57,846
Tatts Group, Ltd.	19,917	56,756
Telstra Corp., Ltd.	127,290	516,843
Tox Free Solutions, Ltd.	9,194	20,192
Transurban Group	15,294	134,201
Treasury Wine Estates, Ltd.	11,839	83,361
Village Roadshow, Ltd.	4,552	18,116
Washington H. Soul Pattinson & Co., Ltd.	4,310	53,182
Wesfarmers, Ltd.	1,800	58,285
Westfield Corp.	3,277	25,028
Westpac Banking Corp.	8,556	200,840
Whitehaven Coal, Ltd.(1)	23,116	13,422
Woodside Petroleum, Ltd.	12,096	258,975
Woolworths, Ltd.	23,156	387,491

		$5,342,102

Austria — 1.0%
ams AG	2,962	$78,484
CA Immobilien Anlagen AG	1,563	29,856
Conwert Immobilien Invest SE(1)	2,110	33,391
EVN AG	2,151	25,808
Flughafen Wien AG	411	47,061
Immofinanz AG(1)	21,576	50,897
Lenzing AG	490	37,924
Oesterreichische Post AG	540	21,103
OMV AG	5,438	163,630
RHI AG	859	18,489
Schoeller-Bleckmann Oilfield Equipment AG	231	15,586
Verbund AG	6,332	88,453
Voestalpine AG	1,914	69,066
Wienerberger AG	1,390	27,455

		$707,203

Belgium — 1.9%
Ageas	1,164	$45,741
Anheuser-Busch Inbev NV/SA	1,886	233,966
Bekaert SA	1,080	47,562
bpost SA	2,643	74,637
Colruyt SA	978	56,393
Econocom Group SA/NV	2,876	31,043
Euronav SA	2,460	27,095
EVS Broadcast Equipment SA	652	22,110
Groupe Bruxelles Lambert SA	2,220	196,413
Nyrstar NV(1)	10,150	8,034

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)
Proximus SADP	4,820	$162,452
Telenet Group Holding NV(1)	2,650	131,921
UCB SA	2,340	175,522
Umicore SA	2,518	125,698

		$1,338,587

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$53,134
A.P. Moller-Maersk A/S, Class B	54	76,005
Carlsberg A/S, Class B	2,023	197,207
Danske Bank A/S	5,821	164,703
DSV A/S	1,432	60,284
Novo Nordisk A/S, Class B	3,312	184,923
Novozymes A/S, Class B	4,257	204,175
Pandora A/S	1,480	192,418
Royal Unibrew A/S	730	32,982
SimCorp A/S	775	34,864
TDC A/S	20,226	103,563
Tryg A/S	3,287	62,111

		$1,366,369

Finland — 1.9%
Amer Sports Oyj	4,419	$130,820
Elisa Oyj	3,299	123,356
Fortum Oyj	9,596	144,674
Huhtamaki Oyj	1,520	59,789
Kemira Oyj	2,727	33,087
Kesko Oyj, Class B	3,462	138,475
Kone Oyj, Class B	1,663	75,986
Metso Oyj	1,100	26,496
Neste Oyj	4,257	136,414
Nokia Oyj	16,758	98,931
Orion Oyj, Class B	3,365	117,522
Sampo Oyj, Class A	2,829	123,743
Sanoma Oyj	4,285	20,975
Stora Enso Oyj	5,321	46,522
Valmet Oyj	3,262	40,962

		$1,317,752

France — 7.8%
Accor SA	611	$27,057
ADP	379	47,704
Air Liquide SA	4,325	490,527
Airbus Group SE	2,452	153,293
Alstom SA(1)	504	12,888

Security	Shares	Value

France (continued)
Alten SA	634	$39,146
Atos SE	1,608	143,123
BNP Paribas SA	3,858	204,316
Bouygues SA	672	22,424
Christian Dior SE	293	51,486
CNP Assurances	2,759	47,014
Danone SA	4,879	341,839
Dassault Systemes SA	2,600	203,363
Edenred	900	17,753
Engie SA	28,577	471,333
Eutelsat Communications SA	985	30,603
Fonciere des Regions	297	28,098
Groupe Eurotunnel SE	2,197	28,051
Hermes International	129	45,944
Iliad SA	447	97,740
Ingenico Group SA	754	88,880
Kering SA	430	73,744
Klepierre	713	33,534
L’Oreal SA	1,343	243,950
Lagardere SCA	1,361	36,118
LVMH Moet Hennessy Louis Vuitton SE	902	150,284
Neopost SA	811	19,867
Orange SA	26,441	439,289
Orpea	620	51,149
Remy Cointreau SA	348	28,936
Rubis SCA	423	33,044
Safran SA	948	65,355
Sanofi	4,652	383,448
SCOR SE	1,284	43,740
Societe BIC SA	422	59,917
Sodexo SA	251	25,357
Sopra Steria Group	268	31,174
Suez Environnement Co.	5,207	95,963
Total SA	11,837	598,251
Unibail-Rodamco SE	378	101,321
Vinci SA	1,776	132,646
Vivendi SA	5,190	99,702
Wendel SA	200	23,113

		$5,362,484

Germany — 8.0%
Adidas AG	1,444	$186,301
Allianz SE	1,913	325,455
alstria office REIT AG	2,172	30,499
Aurubis AG	569	30,923

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
BASF SE	4,409	$364,760
Bayer AG	3,063	353,981
Brenntag AG	492	28,899
Daimler AG	2,800	195,095
Deutsche EuroShop AG	620	28,928
Deutsche Lufthansa AG	2,923	45,511
Deutsche Telekom AG	33,899	595,044
Deutsche Wohnen AG, Bearer Shares	1,750	53,658
E.ON SE	35,060	363,368
Fraport AG	937	56,803
Fresenius Medical Care AG & Co. KGaA	705	61,361
Fresenius SE & Co. KGaA	1,677	122,284
GEA Group AG	1,196	55,577
Henkel AG & Co. KGaA	2,468	251,056
Henkel AG & Co. KGaA, PFC Shares	3,175	362,645
KWS Saat SE	85	29,496
LANXESS AG	524	27,442
LEG Immobilien AG(1)	453	42,022
Linde AG	1,079	165,089
MAN SE	432	46,889
Merck KGaA	412	38,801
MTU Aero Engines AG	316	29,877
Muenchener Rueckversicherungs-Gesellschaft AG	660	122,698
Porsche Automobil Holding SE, PFC Shares	819	45,752
ProSiebenSat.1 Media SE	1,000	51,085
RWE AG(1)	8,003	119,906
SAP SE	6,399	502,072
Siemens AG	3,848	402,686
Software AG	800	30,626
Stada Arzneimittel AG	690	29,337
TAG Immobilien AG	2,396	31,858
Telefonica Deutschland Holding AG	3,587	18,250
TUI AG	2,680	38,900
Volkswagen AG	330	52,700
Volkswagen AG, PFC Shares	676	98,063
Wirecard AG	1,392	60,289

		$5,495,986

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	23,200	$84,020
Cathay Pacific Airways, Ltd.	31,000	49,265
Cheung Kong Infrastructure Holdings, Ltd.	13,000	122,770
China Cord Blood Corp.(1)	5,000	31,200
China Traditional Chinese Medicine Co., Ltd.(1)	50,000	23,460
Chow Sang Sang Holdings International, Ltd.	13,000	21,081

Security	Shares	Value

Hong Kong (continued)
CLP Holdings, Ltd.	26,000	$240,371
Dairy Farm International Holdings, Ltd.	6,300	43,441
Esprit Holdings, Ltd.(1)	27,800	24,321
G-Resources Group, Ltd.	1,212,000	27,844
Hang Lung Group, Ltd.	6,000	18,442
Hang Lung Properties, Ltd.	16,000	31,859
Hang Seng Bank, Ltd.	2,500	45,326
HC International, Inc.(1)	46,000	30,524
HKT Trust and HKT, Ltd.	111,000	160,498
Hongkong Land Holdings, Ltd.	13,000	82,351
Hopewell Holdings, Ltd.	23,500	79,153
Hysan Development Co., Ltd.	7,000	30,929
Jardine Matheson Holdings, Ltd.	2,400	132,365
Jardine Strategic Holdings, Ltd.	3,000	86,715
Johnson Electric Holdings, Ltd.	7,875	23,222
Kerry Properties, Ltd.	10,000	27,238
Kingston Financial Group, Ltd.(1)	128,000	47,664
KuangChi Science, Ltd.(1)	120,000	57,374
Li & Fung, Ltd.	80,000	49,477
Link REIT	16,000	96,967
MTR Corp., Ltd.	17,500	86,631
NWS Holdings, Ltd.	17,000	25,866
PAX Global Technology, Ltd.	21,000	18,113
PCCW, Ltd.	191,000	129,531
Power Assets Holdings, Ltd.	13,000	123,683
Shangri-La Asia, Ltd.	22,000	26,905
Sino Land Co., Ltd.	22,000	34,539
SJM Holdings, Ltd.	60,000	40,304
Sun Hung Kai Properties, Ltd.	10,000	126,031
Swire Pacific, Ltd., Class A	4,000	43,369
Techtronic Industries Co., Ltd.	19,000	71,347
Television Broadcasts, Ltd.	14,600	54,561
Truly International Holdings, Ltd.	208,000	81,206
VTech Holdings, Ltd.	7,100	73,385
Wynn Macau, Ltd.	36,000	51,187
Yue Yuen Industrial Holdings, Ltd.	10,500	38,313

		$2,692,848

Ireland — 1.9%
CRH PLC	8,138	$236,839
DCC PLC(1)	1,740	154,330
FBD Holdings PLC(1)	1,257	9,186
FleetMatics Group PLC(1)	3,906	141,592
Fly Leasing, Ltd. ADR	2,162	25,339
Glanbia PLC	2,561	48,339

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland (continued)
ICON PLC(1)	3,112	$210,309
Irish Continental Group PLC	7,510	44,353
Kerry Group PLC, Class A	1,947	173,619
Origin Enterprises PLC	2,844	20,010
Paddy Power Betfair PLC	1,739	233,713

		$1,297,629

Israel — 1.8%
Bank Hapoalim B.M.	15,152	$78,053
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	185,816
Check Point Software Technologies, Ltd.(1)	1,877	155,547
Delek Automotive Systems, Ltd.	2,964	27,582
Elbit Systems, Ltd.	1,673	167,805
Gazit-Globe, Ltd.	2,382	22,225
Israel Chemicals, Ltd.	19,219	95,748
Israel Corp., Ltd.	340	69,364
Israel Discount Bank, Ltd., Series A(1)	19,603	32,716
Kenon Holdings, Ltd.(1)	672	5,985
Mizrahi Tefahot Bank, Ltd.	3,293	38,302
Oil Refineries, Ltd.(1)	139,185	50,595
Orbotech, Ltd.(1)	2,016	48,545
Paz Oil Co., Ltd.	464	72,431
Sarine Technologies, Ltd.	23,300	28,574
Teva Pharmaceutical Industries, Ltd. ADR	3,286	178,923

		$1,258,211

Italy — 3.8%
Amplifon SpA	6,312	$58,125
Assicurazioni Generali SpA	4,184	63,972
Astaldi SpA	2,796	13,726
Atlantia SpA	8,036	223,999
Autogrill SpA(1)	4,452	37,783
Banca Monte dei Paschi di Siena SpA(1)	26,721	21,660
Brembo SpA	781	42,019
CIR SpA(1)	19,905	24,824
CNH Industrial NV	8,164	62,764
Davide Campari-Milano SpA	12,105	117,099
DiaSorin SpA	1,529	89,380
Ei Towers SpA	1,018	59,761
Enel SpA	48,562	220,706
ENI SpA	23,333	381,190
EXOR SpA	1,016	38,266
International Game Technology PLC	1,016	17,617
Interpump Group SpA	2,136	30,825
Intesa Sanpaolo SpA	61,402	170,685

Security	Shares	Value

Italy (continued)
Italmobiliare SpA, PFC Shares	1,700	$54,856
Luxottica Group SpA	1,065	58,117
Mediaset SpA	10,000	45,177
Moncler SpA	2,104	34,198
Prada SpA	6,900	23,369
Recordati SpA	2,597	66,083
Salvatore Ferragamo SpA	941	21,811
Snam SpA	16,776	102,592
STMicroelectronics NV	20,785	128,071
Telecom Italia SpA(1)	214,684	209,633
Telecom Italia SpA, PFC Shares	105,797	83,216
Terna Rete Elettrica Nazionale SpA	12,961	73,207
Tod’s SpA	213	14,756
Yoox Net-A-Porter Group SpA(1)	851	24,969

		$2,614,456

Japan — 15.4%
Advantest Corp.	3,000	$28,481
Aeon Co., Ltd.	3,200	47,953
Aeon Mall Co., Ltd.	1,300	17,879
Air Water, Inc.	2,000	30,046
Alps Electric Co., Ltd.	1,600	27,654
ANA Holdings, Inc.	11,000	30,716
Anritsu Corp.	3,000	17,843
Asahi Glass Co., Ltd.	6,000	35,139
Asahi Kasei Corp.	9,000	61,579
Astellas Pharma, Inc.	8,900	119,995
Bandai Namco Holdings, Inc.	1,300	27,676
Bridgestone Corp.	1,900	69,934
Canon, Inc.	3,800	106,258
Chiba Bank, Ltd. (The)	4,000	20,200
Chubu Electric Power Co., Inc.	10,800	142,259
Chugai Pharmaceutical Co., Ltd.	1,800	60,661
Citizen Holdings Co., Ltd.	7,100	40,048
Concordia Financial Group, Ltd.(1)	5,000	24,079
Credit Saison Co., Ltd.	1,400	25,744
Daicel Corp.	3,400	42,473
Daido Steel Co., Ltd.	7,000	23,652
Daishi Bank, Ltd. (The)	9,000	31,197
Daito Trust Construction Co., Ltd.	300	42,430
Daiwa House Industry Co., Ltd.	2,000	53,433
Denka Co., Ltd.	9,000	37,886
Denso Corp.	1,100	41,812
Dowa Holdings Co., Ltd.	4,000	25,062
East Japan Railway Co.	1,100	96,774
Eisai Co., Ltd.	1,500	92,849

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Electric Power Development Co., Ltd.	4,500	$135,621
FamilyMart Co., Ltd.	800	42,220
Fancl Corp.	3,600	48,050
Fast Retailing Co., Ltd.	200	52,660
Fuji Heavy Industries, Ltd.	1,300	42,685
Fuji Oil Holdings, Inc.	3,600	66,966
FUJIFILM Holdings Corp.	2,000	82,097
Fujitsu, Ltd.	8,000	27,953
Fukuoka Financial Group, Inc.	7,000	23,929
Furukawa Electric Co., Ltd.	13,000	31,828
Gunma Bank, Ltd. (The)	5,000	19,797
Hirose Electric Co., Ltd.	300	36,284
Hiroshima Bank, Ltd. (The)	6,000	21,722
Hitachi Metals, Ltd.	3,000	30,462
Hitachi, Ltd.	19,000	87,062
Hokuhoku Financial Group, Inc.	15,000	18,886
Honda Motor Co., Ltd.	4,400	118,737
Ibiden Co., Ltd.	2,000	25,169
Idemitsu Kosan Co., Ltd.	4,100	87,585
Ito En, Ltd.	1,400	42,732
ITOCHU Corp.	3,300	41,938
ITOCHU Techno-Solutions Corp.	1,600	31,354
Iyo Bank, Ltd. (The)	4,600	30,227
Japan Airlines Co., Ltd.	1,400	50,392
Japan Real Estate Investment Corp.	6	37,362
Japan Retail Fund Investment Corp.	15	36,853
Japan Tobacco, Inc.	4,400	179,775
JX Holdings, Inc.	32,400	139,252
Kagome Co., Ltd.	1,800	38,431
Kajima Corp.	8,000	49,697
Kakaku.com, Inc.	2,000	36,022
Kamigumi Co., Ltd.	3,000	26,897
Kao Corp.	2,100	116,166
KDDI Corp.	19,100	550,190
Kewpie Corp.	2,100	54,818
Kintetsu Group Holdings Co., Ltd.	8,000	32,900
Kobayashi Pharmaceutical Co., Ltd.	500	39,826
Komatsu, Ltd.	4,100	70,417
Kuraray Co., Ltd.	2,500	31,695
KYORIN Holdings, Inc.	1,300	25,651
Kyowa Hakko Kirin Co., Ltd.	2,000	35,556
Kyushu Electric Power Co., Inc.	11,500	115,422
Lawson, Inc.	500	38,702
Lion Corp.	5,000	61,521
M3, Inc.	1,200	32,372
Mandom Corp.	1,300	58,838

Security	Shares	Value

Japan (continued)
Marubeni Corp.	7,000	$37,158
Maruichi Steel Tube, Ltd.	1,200	34,901
Matsumotokiyoshi Holdings Co., Ltd.	900	44,052
Megmilk Snow Brand Co., Ltd.	1,400	32,442
Miraca Holdings, Inc.	1,300	55,246
Mitsubishi Chemical Holdings Corp.	9,000	46,967
Mitsubishi Corp.	2,800	47,064
Mitsubishi Gas Chemical Co., Inc.	6,000	32,903
Mitsubishi Heavy Industries, Ltd.	15,000	53,319
Mitsubishi Motors Corp.	2,000	8,049
Mitsubishi Tanabe Pharma Corp.	3,200	56,974
Mitsubishi UFJ Financial Group, Inc.	24,600	113,524
Mitsui & Co., Ltd.	3,900	47,639
Mizuho Financial Group, Inc.	56,100	84,089
Morinaga Milk Industry Co., Ltd.	7,000	36,705
MS&AD Insurance Group Holdings, Inc.	1,800	47,541
Murata Manufacturing Co., Ltd.	700	91,288
NEC Corp.	15,000	36,507
NGK Spark Plug Co., Ltd.	2,400	47,864
NH Foods, Ltd.	2,000	44,579
Nidec Corp.	500	36,637
Nihon Kohden Corp.	1,400	34,855
Nikon Corp.	4,100	59,767
Nippon Building Fund, Inc.	5	31,675
Nippon Electric Glass Co., Ltd.	5,000	26,472
Nippon Kayaku Co., Ltd.	2,000	21,472
Nippon Paint Holdings Co., Ltd.	2,000	52,514
Nippon Shinyaku Co., Ltd.	1,000	45,168
Nippon Shokubai Co., Ltd.	600	31,078
Nippon Telegraph & Telephone Corp.	8,800	393,803
Nissan Chemical Industries, Ltd.	2,000	53,416
Nissan Motor Co., Ltd.	7,300	64,780
Nisshin Seifun Group, Inc.	2,400	39,291
Nissin Foods Holdings Co., Ltd.	1,200	55,708
Nitto Denko Corp.	1,000	53,870
NOF Corp.	4,000	31,485
Nomura Real Estate Holdings, Inc.	1,500	27,413
Nomura Research Institute, Ltd.	1,100	38,588
NTT Data Corp.	1,100	57,267
NTT DoCoMo, Inc.	20,000	479,680
Obayashi Corp.	4,000	39,201
Okinawa Electric Power Co., Inc. (The)	1,300	33,221
Ono Pharmaceutical Co., Ltd.	2,500	112,645
Oracle Corp. Japan	1,000	53,863
Oriental Land Co., Ltd.	700	48,608
Osaka Gas Co., Ltd.	38,000	136,996

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co., Ltd.	3,800	$148,141
Recruit Holdings Co., Ltd.	2,000	61,792
Resona Holdings, Inc.	7,700	27,222
Ricoh Co., Ltd.	4,000	40,764
Rinnai Corp.	600	52,952
San-Ai Oil Co., Ltd.	4,000	28,034
Santen Pharmaceutical Co., Ltd.	4,100	58,760
Sawai Pharmaceutical Co., Ltd.	400	25,768
SECOM Co., Ltd.	500	38,423
Seiko Epson Corp.	2,700	44,245
Sekisui House, Ltd.	2,000	34,727
Sharp Corp.(1)	39,000	53,082
Shimizu Corp.	5,000	44,814
Shin-Etsu Chemical Co., Ltd.	1,700	95,215
Shionogi & Co., Ltd.	1,600	81,667
Shizuoka Bank, Ltd. (The)	5,000	37,059
Showa Denko K.K.	22,000	22,890
Showa Shell Sekiyu K.K.	7,000	73,050
Sojitz Corp.	18,700	37,367
Sompo Japan Nipponkoa Holdings, Inc.	1,600	42,010
Sumitomo Corp.	4,900	51,804
Sumitomo Metal Mining Co., Ltd.	4,000	45,130
Sumitomo Mitsui Financial Group, Inc.	3,000	90,275
Sumitomo Realty & Development Co., Ltd.	1,000	29,076
Taiheiyo Cement Corp.	15,000	39,690
Taisei Corp.	6,000	40,953
Takeda Pharmaceutical Co., Ltd.	3,600	171,943
TDK Corp.	600	35,108
TEIJIN, Ltd.	12,000	42,963
Terumo Corp.	2,500	95,038
Toho Gas Co., Ltd.	4,000	27,311
Tokai Carbon Co., Ltd.	9,000	23,576
Tokio Marine Holdings, Inc.	1,900	62,173
Tokyo Gas Co., Ltd.	46,000	203,029
Tokyu Corp.	4,000	34,668
TonenGeneral Sekiyu K.K.	8,000	75,774
Toppan Printing Co., Ltd.	4,000	34,202
Toray Industries, Inc.	9,000	75,175
Toshiba Corp.(1)	18,000	38,069
Toyo Ink SC Holdings Co., Ltd.	7,000	27,887
Toyo Suisan Kaisha, Ltd.	1,000	35,318
Toyobo Co., Ltd.	18,000	30,588
Toyota Motor Corp.	5,100	258,517
Trend Micro, Inc.	1,000	37,924
Tsuruha Holdings, Inc.	400	38,366
Ube Industries, Ltd.	17,000	32,288

Security	Shares	Value

Japan (continued)
Unicharm Corp.	2,800	$57,879
UNY Group Holdings Co., Ltd.	4,700	34,299
USS Co., Ltd.	4,300	68,019
West Japan Railway Co.	800	48,293
Yahoo! Japan Corp.	11,200	50,102
Yamato Holdings Co., Ltd.	2,000	40,338
Yamato Kogyo Co., Ltd.	1,000	23,475
Yamazaki Baking Co., Ltd.	2,000	47,346
Zeon Corp.	3,000	21,316

		$10,600,609

Netherlands — 4.0%
Aegon NV	9,795	$56,315
Akzo Nobel NV	2,513	178,540
ASML Holding NV	3,712	358,786
Delta Lloyd NV	1,595	8,137
Fugro NV(1)	4,741	96,565
Gemalto NV	831	54,017
ING Groep NV	22,110	270,923
Koninklijke DSM NV	3,322	203,893
Koninklijke KPN NV	59,030	231,968
Koninklijke Philips NV	10,722	294,625
Koninklijke Vopak NV	1,452	78,944
OCI NV(1)	716	14,148
QIAGEN NV(1)	5,673	127,589
RELX NV	20,821	349,659
Unilever NV	9,430	410,764

		$2,734,873

New Zealand — 1.1%
Auckland International Airport, Ltd.	17,867	$76,644
Contact Energy, Ltd.	23,324	82,756
Fisher & Paykel Healthcare Corp., Ltd.	5,660	36,123
Fletcher Building, Ltd.	17,648	102,591
Kiwi Property Group, Ltd.	88,630	91,504
Ryman Healthcare, Ltd.	7,558	47,114
SKYCITY Entertainment Group, Ltd.	14,241	48,585
Spark New Zealand, Ltd.	34,620	89,519
Trade Me, Ltd.	8,490	27,001
Xero, Ltd.(1)	5,362	61,283
Z Energy, Ltd.	13,924	76,140

		$739,260

Norway — 2.0%
Atea ASA	6,274	$58,863

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)
Austevoll Seafood ASA	4,763	$40,071
Borregaard ASA	4,154	31,091
DNB ASA	8,378	107,209
Gjensidige Forsikring ASA	1,701	29,122
Golar LNG, Ltd.	1,000	16,580
Kongsberg Gruppen ASA	3,498	58,645
Leroy Seafood Group ASA	876	42,753
Nordic Semiconductor ASA(1)	6,600	38,389
Opera Software ASA	8,541	69,774
Orkla ASA	9,782	85,396
Prosafe SE	3,357	2,022
Salmar ASA	2,132	52,973
Schibsted ASA, Class B(1)	3,350	95,321
SpareBank 1 SMN	3,485	21,429
SpareBank 1 SR-Bank ASA	3,147	15,332
Statoil ASA	7,438	130,919
Stolt-Nielsen, Ltd.	2,728	36,076
Telenor ASA	8,446	145,323
Veidekke ASA	7,883	108,156
XXL ASA(2)	3,700	44,654
Yara International ASA	3,528	141,113

		$1,371,211

Portugal — 1.0%
Banco BPI SA(1)	11,996	$15,033
EDP-Energias de Portugal SA	53,769	191,153
Galp Energia SGPS SA, Class B	9,466	130,057
Jeronimo Martins SGPS SA	7,890	129,178
Navigator Co. SA (The)	19,411	69,267
NOS SGPS SA	22,214	159,272
Pharol SGPS SA(1)	43,046	7,011

		$700,971

Singapore — 1.8%
Ascendas Real Estate Investment Trust	23,500	$42,890
Boustead Singapore, Ltd.	20,000	11,581
CapitaLand Mall Trust	15,800	24,255
China Everbright Water, Ltd.(1)	38,600	18,597
ComfortDelGro Corp., Ltd.	31,100	66,656
DBS Group Holdings, Ltd.	3,900	44,113
Delfi, Ltd.	8,100	14,860
Ezra Holdings, Ltd.(1)	36,400	2,741
Flextronics International, Ltd.(1)	12,312	149,591
Genting Singapore PLC	74,000	44,667
Hutchison Port Holdings Trust	44,000	19,533

Security	Shares	Value

Singapore (continued)
International Healthway Corp, Ltd.(1)	437,100	$24,101
Keppel Infrastructure Trust	95,400	34,757
Mapletree Commercial Trust	29,000	32,323
Oversea-Chinese Banking Corp., Ltd.	10,400	67,559
Singapore Exchange, Ltd.	7,000	39,071
Singapore Press Holdings, Ltd.	41,000	123,418
Singapore Technologies Engineering, Ltd.	29,000	69,223
Singapore Telecommunications, Ltd.	66,900	191,360
Venture Corp., Ltd.	7,000	43,530
Wilmar International, Ltd.	75,000	206,023

		$1,270,849

Spain — 3.8%
Abertis Infraestructuras SA	6,152	$103,861
Almirall SA	2,800	46,094
Amadeus IT Holding SA, Class A	7,299	332,837
Banco Santander SA	33,878	172,043
Bankia SA	14,959	13,954
CaixaBank SA	24,878	75,099
Ebro Foods SA	3,470	78,735
Enagas SA	2,600	79,378
Ence Energia y Celulosa SA	9,300	26,910
Ferrovial SA	6,364	137,304
Grifols SA	8,178	178,306
Iberdrola SA	26,621	189,508
Industria de Diseno Textil SA	8,791	282,943
Pharma Mar SA(1)	11,000	34,779
Red Electrica Corp. SA	1,282	114,655
Repsol SA	20,498	270,091
Telefonica SA(1)	21,727	237,676
Tubacex SA	12,500	32,635
Viscofan SA	1,824	102,469
Zardoya Otis SA	6,587	69,993

		$2,579,270

Sweden — 3.8%
Assa Abloy AB, Class B	2,883	$60,578
Axfood AB	2,772	51,397
BillerudKorsnas AB	5,767	89,684
Castellum AB	1,757	28,145
Elekta AB, Class B	11,730	85,784
Fabege AB	2,133	35,620
Hennes & Mauritz AB, Class B	8,337	296,883
Hexpol AB	9,658	99,955
Holmen AB, Class B	2,579	88,930

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
ICA Gruppen AB	890	$29,262
Industrivarden AB, Class C	2,456	44,767
Lundin Petroleum AB(1)	6,164	115,647
Meda AB, Class A	11,337	209,508
Sandvik AB	2,450	25,172
Skandinaviska Enskilda Banken AB, Class A	3,470	33,175
Skanska AB, Class B	7,392	162,926
SKF AB, Class B	2,244	41,352
Svenska Cellulosa AB SCA, Class B	8,499	268,157
Svenska Handelsbanken AB, Class A	5,337	71,196
Swedbank AB, Class A	4,442	95,898
Telefonaktiebolaget LM Ericsson, Class B	32,761	265,443
Telia Co. AB	67,805	324,282
Volvo AB	3,350	39,285
Wihlborgs Fastigheter AB	1,547	31,432

		$2,594,478

Switzerland — 8.0%
Allreal Holding AG	214	$29,833
Alpiq Holding, Ltd.	241	16,109
Ascom Holding AG	1,636	26,809
Baloise Holding AG	178	22,064
Bucher Industries AG	89	21,378
Burckhardt Compression Holdings AG	55	19,604
Clariant AG	2,800	53,050
Compagnie Financiere Richemont SA, Class A	6,963	464,294
Daetwyler Holding AG	260	38,679
DKSH Holding AG	352	23,037
dorma+kaba Holding AG	61	39,612
Dufry AG(1)	429	56,550
EFG International AG(1)	2,438	15,240
Ems-Chemie Holding AG	96	47,507
Flughafen Zuerich AG(1)	75	68,900
Gategroup Holding AG	975	53,770
Geberit AG	325	125,038
Givaudan SA	114	225,020
Inficon Holding AG	86	28,414
Julius Baer Group, Ltd.	2,361	101,182
Komax Holding AG	194	42,901
Kuehne & Nagel International AG	665	95,970
Kuoni Reisen Holding AG(1)	68	26,157
Mobimo Holding AG	139	31,850
Nestle SA	12,024	897,467
Novartis AG	7,182	546,566
Panalpina Welttransport Holding AG	330	38,605
Pargesa Holding SA	333	23,170

Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	109	$44,956
PSP Swiss Property AG	420	40,507
Roche Holding AG PC	644	162,938
Schindler Holding AG	405	74,511
Schindler Holding AG PC	535	97,571
Schmolz & Bickenbach AG(1)	21,068	15,393
SGS SA	46	101,424
Sika AG	16	68,191
Sulzer AG	480	43,817
Swatch Group AG (The), Bearer Shares	442	150,802
Swatch Group, Ltd. (The)	458	30,643
Swiss Life Holding AG	399	100,914
Swiss Prime Site AG	678	59,438
Swiss Re AG	2,119	188,334
Swisscom AG	516	262,220
Syngenta AG	1,392	558,422
Temenos Group AG(1)	1,230	63,830
Valiant Holding AG	270	29,960
Valora Holding AG	105	25,646
Zehnder Group AG(1)	691	29,235
Zurich Insurance Group AG	620	139,118

		$5,466,646

United Kingdom — 15.3%
Anglo American PLC	11,476	$128,362
Antofagasta PLC	7,900	55,950
AstraZeneca PLC	5,032	288,699
Auto Trader Group PLC(2)	11,750	64,535
Aviva PLC	8,154	51,660
Babcock International Group PLC	3,446	47,820
BAE Systems PLC	15,161	105,773
Bellway PLC	1,375	49,235
Berendsen PLC	1,721	29,735
Berkeley Group Holdings PLC	1,125	49,298
BP PLC	80,176	441,720
British American Tobacco PLC	7,891	481,131
British Land Co. PLC (The)	2,591	27,261
BT Group PLC	25,356	164,359
Bunzl PLC	1,400	41,787
Burberry Group PLC	1,881	32,751
Capita PLC	2,374	34,784
Carnival PLC	758	37,808
Cineworld Group PLC	5,166	39,119
Close Brothers Group PLC	1,265	22,435
Cobham PLC	11,321	25,543
Compass Group PLC	7,415	132,049

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	1,406	$61,938
CYBG PLC CDI(1)	1,128	3,688
Daily Mail & General Trust PLC, Class A	2,268	23,173
Diageo PLC	9,957	269,198
Dixons Carphone PLC	9,300	57,892
easyJet PLC	2,278	49,098
Elementis PLC	6,330	19,976
Essentra PLC	5,799	68,966
Experian PLC	8,507	155,889
FirstGroup PLC(1)	13,353	19,517
Fresnillo PLC	6,282	102,400
G4S PLC	13,501	37,229
Galliford Try PLC	1,478	27,630
GlaxoSmithKline PLC	37,061	792,085
Grainger PLC	8,181	26,614
Greene King PLC	2,038	24,391
Halma PLC	10,346	135,024
Hammerson PLC	3,110	26,615
Howden Joinery Group PLC	5,263	38,071
HSBC Holdings PLC	38,852	257,467
IMI PLC	3,100	42,423
Inchcape PLC	4,400	43,644
Inmarsat PLC	3,236	44,029
Intertek Group PLC	1,447	69,030
Intu Properties PLC	6,028	26,844
Kcom Group PLC	18,722	28,305
Keller Group PLC	1,779	22,962
Kingfisher PLC	14,750	78,584
Laird PLC	12,084	61,517
Land Securities Group PLC	1,680	27,827
Legal & General Group PLC	20,937	68,420
Lloyds Banking Group PLC	141,652	139,033
LondonMetric Property PLC	12,704	29,439
Marks & Spencer Group PLC	9,753	60,498
Marston’s PLC	12,099	25,418
Melrose Industries PLC	1,583	8,649
Micro Focus International PLC	3,386	75,736
Mitchells & Butlers PLC	4,075	16,003
Mitie Group PLC	5,571	22,124
Moneysupermarket.com Group PLC	16,319	74,963
National Grid PLC	54,281	774,514
NCC Group PLC	10,809	41,266
Next PLC	458	34,087
Oxford Instruments PLC	2,226	21,469
Paragon Group of Cos. PLC (The)	4,937	21,468
Pearson PLC	3,435	40,476

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	2,000	$58,172
Phoenix Group Holdings	2,631	33,105
Playtech PLC	4,633	54,560
Premier Farnell PLC	16,026	28,442
Provident Financial PLC	887	37,832
QinetiQ Group PLC	8,311	27,219
Randgold Resources, Ltd.	1,173	117,169
Reckitt Benckiser Group PLC	1,565	152,461
RELX PLC	3,294	58,357
Renishaw PLC	1,543	42,743
Rentokil Initial PLC	15,781	40,667
Rexam PLC	7,065	64,614
Rio Tinto PLC	9,093	305,037
Rotork PLC	7,570	20,710
Royal Dutch Shell PLC, Class A	24,804	649,696
Royal Mail PLC	6,900	49,146
RPC Group PLC	7,000	74,699
RSA Insurance Group PLC	3,640	24,451
Sage Group PLC (The)	21,278	184,308
SDL PLC	5,875	34,810
Segro PLC	5,128	31,331
Shaftesbury PLC	2,677	35,608
Sky PLC	3,598	49,458
Smiths Group PLC	1,428	23,174
Spectris PLC	1,770	47,223
Spirent Communications PLC	26,820	30,765
SSE PLC	15,241	336,728
Standard Chartered PLC	5,939	48,003
Tate & Lyle PLC	2,622	22,574
Travis Perkins PLC	2,060	55,733
TT Electronics PLC	8,490	19,241
UBM PLC	2,729	22,737
Ultra Electronics Holdings PLC	1,034	26,701
Unilever PLC	4,757	212,552
Victrex PLC	2,610	53,514
Vodafone Group PLC	273,699	881,814
William Hill PLC	6,621	30,313
WS Atkins PLC	1,397	27,260
Xaar PLC	3,933	27,857
Xchanging PLC(1)	11,221	31,007

		$10,519,194

Total Common Stocks (identified cost $68,321,826)		$67,370,988

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(3)	$260	$260,449

Total Short-Term Investments (identified cost $260,449)		$260,449

Total Investments — 98.4% (identified cost $68,582,275)		$67,631,437

Other Assets, Less Liabilities — 1.6%		$1,122,355

Net Assets — 100.0%		$68,753,792

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $109,189 or 0.2% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.1%	$23,459,271
British Pound Sterling	15.6	10,708,736
Japanese Yen	15.4	10,600,609
Swiss Franc	8.1	5,545,130
Australian Dollar	7.8	5,345,790
Swedish Krona	3.8	2,594,478
Hong Kong Dollar	3.4	2,340,145
United States Dollar	2.3	1,600,097
Danish Krone	2.0	1,366,369
Norwegian Krone	2.0	1,354,631
Singapore Dollar	1.6	1,130,299
Israeli Shekel	1.2	846,622
New Zealand Dollar	1.1	739,260

Total Investments	98.4%	$67,631,437

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	11.7%	$8,039,016
Financials	11.4	7,848,034
Consumer Staples	11.2	7,697,994
Consumer Discretionary	10.8	7,451,148
Materials	10.4	7,135,539
Telecommunication Services	10.0	6,856,770
Health Care	9.6	6,591,252
Information Technology	8.6	5,929,774
Utilities	7.9	5,427,399
Energy	6.4	4,394,062
Short-Term Investments	0.4	260,449

Total Investments	98.4%	$67,631,437

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $68,321,826)	$67,370,988
Affiliated investment, at value (identified cost, $260,449)	260,449
Foreign currency, at value (identified cost, $107,040)	108,001
Dividends receivable	236,951
Interest receivable from affiliated investment	80
Tax reclaims receivable	863,070
Total assets	$68,839,539

Liabilities
Payable to affiliates:
Investment adviser fee	$41,996
Trustees’ fees	354
Accrued expenses	43,397
Total liabilities	$85,747
Net Assets applicable to investors’ interest in Portfolio	$68,753,792

Sources of Net Assets
Investors’ capital	$69,693,113
Net unrealized depreciation	(939,321)
Total	$68,753,792

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $108,474)	$1,028,905
Interest allocated from affiliated investment	370
Expenses allocated from affiliated investment	(15)
Total investment income	$1,029,260

Expenses
Investment adviser fee	$253,777
Trustees’ fees and expenses	2,048
Custodian fee	32,251
Legal and accounting services	23,465
Miscellaneous	21,797
Total expenses	$333,338

Net investment income	$695,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$380,819
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	3,788
Net realized gain	$384,608
Change in unrealized appreciation (depreciation) —
Investments	$(822,388)
Foreign currency	39,837
Net change in unrealized appreciation (depreciation)	$(782,551)

Net realized and unrealized loss	$(397,943)

Net increase in net assets from operations	$297,979

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$695,922	$1,849,003
Net realized gain from investment and foreign currency transactions	384,608	5,839,136
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(782,551)	(6,746,825)
Net increase in net assets from operations	$297,979	$941,314
Capital transactions —
Contributions	$1,854,957	$2,926,693
Withdrawals	(5,317,382)	(42,981,733)
Net decrease in net assets from capital transactions	$(3,462,425)	$(40,055,040)

Net decrease in net assets	$(3,164,446)	$(39,113,726)

Net Assets
At beginning of period	$71,918,238	$111,031,964
At end of period	$68,753,792	$71,918,238

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.99	%(2)	0.92%	0.92%		0.94%	1.03%	1.13%
Net investment income	2.06	%(2)	2.06%	2.55	%(3)	2.28%	2.60%	1.67%
Portfolio Turnover	1	%(4)	11%	53%		30%	117%	41%

Total Return	0.68	%(4)	0.31%	1.30%		21.20%	10.24%	(9.16)%

Net assets, end of period (000’s omitted)	$68,754		$71,918	$111,032		$115,036	$103,291	$108,855

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.0% and 47.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $253,777 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $374,004 and $3,142,145, respectively, for the six months ended April 30, 2016.

30

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,746,735

Gross unrealized appreciation	$8,035,611
Gross unrealized depreciation	(9,150,909)

Net unrealized depreciation	$(1,115,298)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$204,870	$20,440,798		$—	$20,645,668
Developed Europe	488,343	44,978,766		—	45,467,109
Developed Middle East	383,015	875,196		—	1,258,211

Total Common Stocks	$1,076,228	$66,294,760	*	$—	$67,370,988
Short-Term Investments	$—	$260,449		$—	$260,449

Total Investments	$1,076,228	$66,555,209		$—	$67,631,437

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

34

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Parametric Tax-Managed International Equity Fund

April 30, 2016

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 13, 2016